Prepaid Expenses	3 Months Ended
Dec. 31, 2025
Prepaid Expenses [Abstract]
PREPAID EXPENSES

5. PREPAID EXPENSES

Prepaid expenses at December 31, 2025 and September 30, 2025 include $2,531,280 and $1,331,280, respectively, of advance payments made for the preparation of long-lead time drug substance and product costs, respectively, which will be utilized in research and development activities or in the manufacturing of LYMPHIR for sales. Prepaid expenses at December 31, 2025 also include $331,660 for annual licensing fees paid to the FDA and $300,000 for prepaid marketing costs.